Acquisitions (Tables)	12 Months Ended
Dec. 31, 2019
Solace [Member]
Acquisitions [Abstract]
Acquisition
The following purchase price and goodwill and other intangibles are based on the excess of the acquisition price over the estimated fair value of the tangible assets acquired and are based on management’s preliminary estimates:

(In thousands)	As of December 31, 2019 (preliminary)
Total consideration transferred	$9,405

Adjustments to consideration transferred:
Cash acquired	(45)
Working capital	(235)
Adjusted consideration transferred	9,125

Assets acquired:
Working capital (primarily AR and inventory)	1,132
Fixed assets and other long term assets	414
Intangible assets	1,352
Other liabilities	(209)
Net assets acquired	2,689

Goodwill	$6,436

IVG [Member]
Acquisitions [Abstract]
Acquisition
The following purchase price and goodwill are based on the excess of the acquisition price over the fair value of the tangible and intangible assets acquired:

As of September 6, 2019 (final)
Total consideration transferred	$24,292
Adjustments to consideration:
Cash acquired, net of debt assumed	(221)
Working capital	(245)
Adjusted consideration transferred	23,826

Assets acquired:
Working capital (primarily inventory)	3,218
Fixed assets	1,274
Intangible assets	7,880
Net assets acquired	12,372

Goodwill	$11,454

Vapor Supply [Member]
Acquisitions [Abstract]
Acquisition
The following purchase price and goodwill are based on the excess of the acquisition price over the estimated fair value of the tangible and intangible assets acquired:

(In thousands)	As of April 30, 2018 (final)
Total consideration transferred	$4,800

Assets acquired:
Working capital (primarily inventory)	2,500
Fixed assets	272
Intangible assets	256
Net assets acquired	3,028

Goodwill	$1,772